Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Schedule of quantitative information regarding Level 3 fair value measurements inputs

	March 31, 2023	March 30, 2023
Risk-free interest rate	3.70%	3.80%
Expected volatility	40%	40%
Expected dividend yield	—%	—%

Schedule of change in the derivative fair value of the warrant liabilities

		Derivative
		private	Derivative
	Contingent	placement	stock
	earnout	warrant	option
	liability	liability	liability
Liability at January 1, 2023	$—	$—	$—
Recognition	242,211,404	625,370	1,189,685
Forfeitures	—	(890,001)	—
Change in fair value	203,418,892	1,213,963	922,263
Liability at March 31, 2023	$445,630,296	$949,332	$2,111,948

DiamondHead Holdings Corp.
Statement [Line Items]
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

	Fair Value Measured as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – Money Market Funds	$349,152,086	$—	$—	$349,152,086
Liabilities:
Derivative public warrant liabilities	$905,630	$—	$—	$905,630
Derivative private warrant liabilities	$—	$—	$625,370	$625,370

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account – Money Market Funds	$345,020,717	$—	$—	$345,020,717
Liabilities:
Derivative public warrant liabilities	$5,175,000	$—	$—	$5,175,000
Derivative private warrant liabilities	$—	$—	$3,619,330	$3,619,330

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of December 31,	As of December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock Price	$10.05	$9.74
Option term (in years)	5.00	4.82
Volatility	40%	12%
Risk-free interest rate	4.1%	1.3%

Schedule of change in the derivative fair value of the warrant liabilities

Derivative warrant liabilities at January 1, 2022 – Level 3	$3,619,330
Change in fair value of derivative warrant liabilities – Level 3	(2,993,960)
Derivative warrant liabilities at December 31, 2022 – Level 3	$625,370

Derivative warrant liabilities at January 1, 2021 – Level 3	$—
Issuance of Derivative Warrants – Level 3	13,161,830
Transfer of Public Warrants to Level 1	(7,762,500)
Change in fair value of derivative warrant liabilities – Level 3	(1,780,000)
Derivative warrant liabilities at December 31, 2021 – Level 3	$3,619,330